Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Loan receivable from related parties	$ 3,944,000
Loans to related parties, principal payments	2,290,000
Loans to related parties, advances	1,427,000
Deposits from related parties	4,669,000	813,000
Related party transaction, payment for rent	64,000	61,000
Related party transaction, rent expense	$ 43,000	$ 45,000